John Hancock Financial Services

Thomas J. Loftus AVP and Senior Counsel - Annuities U.S. Wealth Management 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

May 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account H (“Registrant”)

Registration Statement on Form N-4 (File No. 333-172476)

Commissioners:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus dated April 29, 2013 and Statement of Additional Information dated April 29, 2013 each contain no changes from the form of prospectus and Statement of Additional Information contained in the most recent Post-Effective Amendment No. 3 filed via EDGAR on Form N-4 on April 26, 2013.

Please direct any comments and questions regarding this filing to me at (617) 663-3192 or in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel - Annuities